SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Other Account Payable	¥ 77,739	¥ 56,488
Accrued Expenses	46,383	45,730
Accrued Vacation	7,529	6,156
Accrued Consumption Taxes (VAT)	26,808
Deposits Received	4,460	8,164
Others		88
Total	¥ 162,919	¥ 116,626